Fair Value Measurements (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Percent Increase Decrease in Natural gas price volatility	5.00%
Percent Increase Decrease In Estimated Forward Power Prices	10.00%
Percent Increase Decrease In Share Unit Estimated Volatility	5.00%
Power [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Increase Decrease in Net Risk Management Asset	$ 6	$ 6
Natural Gas [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Increase Decrease in Net Risk Management Asset		0
Cenovus [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Increase Decrease To Accounts Payable and Accrued Liabilities	$ 2	$ 6